Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Statement of compliance
A.	Statement of compliance

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the Company’s financial statements as at and for the year ended December 31, 2024 (hereinafter – “the annual financial statements”).

These condensed consolidated interim financial statements were authorized for issue on September 30, 2025.

Use of estimates and judgments
B.	Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to exercise judgment when making assessments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgments made by management in applying the Company’s accounting policies and the principal assumptions used in the estimation of uncertainty were the same as those that applied to the annual financial statements.